FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA DD

Years Ended December 31, 2022 and 2021

Transamerica Life Insurance Company

Separate Account VA DD

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA DD

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA DD indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA DD as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

TA S&P 500 Index Initial Class (2)	Vanguard® International (1)
Vanguard® Balanced (1)	Vanguard® Mid-Cap Index (1)
Vanguard® Capital Growth (1)	Vanguard® Moderate Allocation (1)
Vanguard® Conservative Allocation (1)	Vanguard® Money Market (1)
Vanguard® Diversified Value (1)	Vanguard® Real Estate Index (1)
Vanguard® Equity Income (1)	Vanguard® Short-Term Investment Grade (1)
Vanguard® Equity Index (1)	Vanguard® Small Company Growth (1)
Vanguard® Global Bond Index (1)	Vanguard® Total Bond Market Index (1)
Vanguard® Growth (1)	Vanguard® Total International Stock Market Index (1)
Vanguard® High Yield Bond (1)	Vanguard® Total Stock Market Index (1)

(1)  Statements of operations and changes in net assets for the years ended December 31, 2022 and 2021

(2)  Statements of operations and changes in net assets for the period May 2, 2022 (commencement of operations) through December 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA DD based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA DD in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of Separate Account VA DD since 2014.

Transamerica Life Insurance Company

Separate Account VA DD

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA S&P 500 Index Initial Class	1,518,231.530	$25,706,590	$24,853,450	$10	$24,853,460	2,650,595	$9.376560	$9.376560
Vanguard® Balanced	93,402,257.068	2,041,408,910	2,028,697,024	46	2,028,697,070	14,763,326	137.414633	137.414633
Vanguard® Capital Growth	20,121,282.090	678,154,401	780,906,958	(64)	780,906,894	9,287,609	84.080506	84.080506
Vanguard® Conservative Allocation	14,785,677.182	376,276,454	336,374,156	14	336,374,170	9,998,582	33.642189	33.642189
Vanguard® Diversified Value	35,823,803.570	499,953,526	501,891,488	34	501,891,522	9,682,035	51.837402	51.837402
Vanguard® Equity Income	39,728,549.658	863,734,136	957,855,332	(1)	957,855,331	6,745,103	142.007508	142.007508
Vanguard® Equity Index	34,716,655.462	1,224,806,724	1,761,523,098	8	1,761,523,106	10,546,053	167.031505	167.031505
Vanguard® Global Bond Index	7,812,362.820	160,987,889	139,294,429	76	139,294,505	7,123,504	19.554211	19.554211
Vanguard® Growth	30,299,111.334	762,395,915	549,322,888	45	549,322,933	6,750,682	81.372958	81.372958
Vanguard® High Yield Bond	38,333,233.984	292,528,641	266,415,976	29	266,416,005	7,070,691	37.678921	37.678921
Vanguard® International	40,279,126.399	991,789,555	907,085,927	(15)	907,085,912	13,947,244	65.036929	65.036929
Vanguard® Mid-Cap Index	36,021,399.187	738,264,505	770,137,515	(19)	770,137,496	9,074,825	84.865270	84.865270
Vanguard® Moderate Allocation	15,500,992.321	437,533,516	413,101,445	4	413,101,449	10,264,312	40.246386	40.246386
Vanguard® Money Market	1,081,369,466.674	1,081,369,467	1,081,369,467	(512)	1,081,368,955	538,311,600	2.008816	2.008816
Vanguard® Real Estate Index	36,209,834.758	465,510,861	417,499,395	(39)	417,499,356	5,742,222	72.706931	72.706931
Vanguard® Short-Term Investment Grade	81,211,962.156	860,936,794	805,622,665	32	805,622,697	40,036,422	20.122245	20.122245
Vanguard® Small Company Growth	46,770,365.602	920,202,999	691,266,004	51	691,266,055	6,313,466	109.490741	109.490741
Vanguard® Total Bond Market Index	116,506,593.598	1,377,106,157	1,202,348,046	(52)	1,202,347,994	31,512,611	38.154503	38.154503
Vanguard® Total International Stock Market Index	11,382,576.562	232,516,905	216,838,084	(13)	216,838,071	9,893,721	21.916735	21.916735
Vanguard® Total Stock Market Index	34,469,098.728	1,248,383,798	1,458,042,876	(69)	1,458,042,807	24,817,962	58.749498	58.749498

See accompanying notes.	4

Transamerica Life Insurance Company

Separate Account VA DD

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA S&P 500 Index Initial Class Subaccount(1)	Vanguard® Balanced Subaccount	Vanguard® Capital Growth Subaccount	Vanguard® Conservative Allocation Subaccount

Net Assets as of December 31, 2020:	$-	$2,405,498,125	$957,156,953	$442,608,272

Investment Income:
Reinvested Dividends	-	45,173,323	9,962,234	6,828,740
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	6,727,089	2,747,075	1,203,695

Net Investment Income (Loss)	-	38,446,234	7,215,159	5,625,045

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	125,361,201	69,621,487	15,235,491
Realized Gain (Loss) on Investments	-	80,505,267	117,883,591	8,740,302

Net Realized Capital Gains (Losses) on Investments	-	205,866,468	187,505,078	23,975,793
Net Change in Unrealized Appreciation (Depreciation)	-	182,336,382	(1,824,283)	(4,796,547)

Net Gain (Loss) on Investment	-	388,202,850	185,680,795	19,179,246

Net Increase (Decrease) in Net Assets Resulting from Operations	-	426,649,084	192,895,954	24,804,291

Increase (Decrease) in Net Assets from Contract Transactions	-	(228,780,033)	(156,294,637)	(28,333,597)

Total Increase (Decrease) in Net Assets	-	197,869,051	36,601,317	(3,529,306)

Net Assets as of December 31, 2021:	$-	$2,603,367,176	$993,758,270	$439,078,966

Investment Income:
Reinvested Dividends	163,096	42,789,962	7,464,675	9,511,790
Investment Expense:
Mortality and Expense Risk and Administrative Charges	27,228	6,535,069	2,507,849	1,103,502

Net Investment Income (Loss)	135,868	36,254,893	4,956,826	8,408,288

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	176,088	214,342,052	80,656,775	16,705,956
Realized Gain (Loss) on Investments	(273,958)	46,565,127	30,347,095	2,384,409

Net Realized Capital Gains (Losses) on Investments	(97,870)	260,907,179	111,003,870	19,090,365
Net Change in Unrealized Appreciation (Depreciation)	(853,139)	(670,332,233)	(269,721,825)	(91,823,157)

Net Gain (Loss) on Investment	(951,009)	(409,425,054)	(158,717,955)	(72,732,792)

Net Increase (Decrease) in Net Assets Resulting from Operations	(815,141)	(373,170,161)	(153,761,129)	(64,324,504)

Increase (Decrease) in Net Assets from Contract Transactions	25,668,601	(201,499,945)	(59,090,247)	(38,380,292)

Total Increase (Decrease) in Net Assets	24,853,460	(574,670,106)	(212,851,376)	(102,704,796)

Net Assets as of December 31, 2022:	$24,853,460	$2,028,697,070	$780,906,894	$336,374,170

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Life Insurance Company

Separate Account VA DD

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Vanguard® Diversified Value Subaccount	Vanguard® Equity Income Subaccount	Vanguard® Equity Index Subaccount	Vanguard® Global Bond Index Subaccount

Net Assets as of December 31, 2020:	$431,086,461	$819,221,317	$1,941,092,367	$201,682,101

Investment Income:
Reinvested Dividends	5,709,586	17,557,632	26,432,922	3,452,621
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,447,274	2,427,669	5,698,816	510,906

Net Investment Income (Loss)	4,262,312	15,129,963	20,734,106	2,941,715

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,851,914	16,212,379	78,972,563	2,573,515
Realized Gain (Loss) on Investments	5,730,384	35,634,144	124,512,061	2,566,269

Net Realized Capital Gains (Losses) on Investments	13,582,298	51,846,523	203,484,624	5,139,784
Net Change in Unrealized Appreciation (Depreciation)	116,653,698	130,276,596	298,669,215	(12,358,052)

Net Gain (Loss) on Investment	130,235,996	182,123,119	502,153,839	(7,218,268)

Net Increase (Decrease) in Net Assets Resulting from Operations	134,498,308	197,253,082	522,887,945	(4,276,553)

Increase (Decrease) in Net Assets from Contract Transactions	28,061,599	(66,843,426)	(177,272,776)	(18,380,109)

Total Increase (Decrease) in Net Assets	162,559,907	130,409,656	345,615,169	(22,656,662)

Net Assets as of December 31, 2021:	$593,646,368	$949,630,973	$2,286,707,536	$179,025,439

Investment Income:
Reinvested Dividends	6,162,933	23,996,892	25,975,958	4,351,709
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,585,742	2,804,172	5,749,871	459,122

Net Investment Income (Loss)	4,577,191	21,192,720	20,226,087	3,892,587

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	48,757,464	102,020,832	86,857,323	1,607,189
Realized Gain (Loss) on Investments	(7,296,970)	20,673,138	91,632,039	(772,607)

Net Realized Capital Gains (Losses) on Investments	41,460,494	122,693,970	178,489,362	834,582
Net Change in Unrealized Appreciation (Depreciation)	(116,481,182)	(155,214,647)	(614,036,199)	(27,827,911)

Net Gain (Loss) on Investment	(75,020,688)	(32,520,677)	(435,546,837)	(26,993,329)

Net Increase (Decrease) in Net Assets Resulting from Operations	(70,443,497)	(11,327,957)	(415,320,750)	(23,100,742)

Increase (Decrease) in Net Assets from Contract Transactions	(21,311,349)	19,552,315	(109,863,680)	(16,630,192)

Total Increase (Decrease) in Net Assets	(91,754,846)	8,224,358	(525,184,430)	(39,730,934)

Net Assets as of December 31, 2022:	$501,891,522	$957,855,331	$1,761,523,106	$139,294,505

See Accompanying Notes.
(1) See Footnote 1	6

Transamerica Life Insurance Company

Separate Account VA DD

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Vanguard® Growth Subaccount	Vanguard® High Yield Bond Subaccount	Vanguard® International Subaccount	Vanguard® Mid-Cap Index Subaccount

Net Assets as of December 31, 2020:	$900,610,983	$348,793,843	$1,675,844,430	$900,172,889

Investment Income:
Reinvested Dividends	314,302	14,173,090	4,553,523	10,848,611
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,458,152	890,413	4,325,240	2,646,517

Net Investment Income (Loss)	(2,143,850)	13,282,677	228,283	8,202,094

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	82,602,005	-	114,494,932	64,743,800
Realized Gain (Loss) on Investments	79,448,666	229,064	141,978,334	40,971,853

Net Realized Capital Gains (Losses) on Investments	162,050,671	229,064	256,473,266	105,715,653
Net Change in Unrealized Appreciation (Depreciation)	(14,032,340)	(2,587,342)	(276,338,433)	94,574,110

Net Gain (Loss) on Investment	148,018,331	(2,358,278)	(19,865,167)	200,289,763

Net Increase (Decrease) in Net Assets Resulting from Operations	145,874,481	10,924,399	(19,636,884)	208,491,857

Increase (Decrease) in Net Assets from Contract Transactions	(131,383,388)	(36,866,156)	(241,762,829)	(82,422,407)

Total Increase (Decrease) in Net Assets	14,491,093	(25,941,757)	(261,399,713)	126,069,450

Net Assets as of December 31, 2021:	$915,102,076	$322,852,086	$1,414,444,717	$1,026,242,339

Investment Income:
Reinvested Dividends	-	14,608,693	13,813,297	9,592,292
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,971,041	846,032	3,032,178	2,505,228

Net Investment Income (Loss)	(1,971,041)	13,762,661	10,781,119	7,087,064

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	229,409,553	-	204,775,090	90,997,423
Realized Gain (Loss) on Investments	6,936,908	(4,627,953)	27,999,273	24,739,557

Net Realized Capital Gains (Losses) on Investments	236,346,461	(4,627,953)	232,774,363	115,736,980
Net Change in Unrealized Appreciation (Depreciation)	(532,426,712)	(39,848,481)	(665,182,451)	(315,028,427)

Net Gain (Loss) on Investment	(296,080,251)	(44,476,434)	(432,408,088)	(199,291,447)

Net Increase (Decrease) in Net Assets Resulting from Operations	(298,051,292)	(30,713,773)	(421,626,969)	(192,204,383)

Increase (Decrease) in Net Assets from Contract Transactions	(67,727,851)	(25,722,308)	(85,731,836)	(63,900,460)

Total Increase (Decrease) in Net Assets	(365,779,143)	(56,436,081)	(507,358,805)	(256,104,843)

Net Assets as of December 31, 2022:	$549,322,933	$266,416,005	$907,085,912	$770,137,496

See Accompanying Notes.
(1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA DD

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Vanguard® Moderate Allocation Subaccount	Vanguard® Money Market Subaccount	Vanguard® Real Estate Index Subaccount	Vanguard® Short-Term Investment Grade Subaccount

Net Assets as of December 31, 2020:	$527,071,032	$1,158,181,682	$472,256,990	$1,047,934,625

Investment Income:
Reinvested Dividends	7,642,634	102,316	10,801,604	21,189,020
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,421,298	2,759,084	1,460,206	2,691,633

Net Investment Income (Loss)	6,221,336	(2,656,768)	9,341,398	18,497,387

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	18,517,979	60,591	14,292,658	5,203,841
Realized Gain (Loss) on Investments	14,336,507	-	14,647,310	4,122,233

Net Realized Capital Gains (Losses) on Investments	32,854,486	60,591	28,939,968	9,326,074
Net Change in Unrealized Appreciation (Depreciation)	9,673,744	-	141,580,437	(35,030,713)

Net Gain (Loss) on Investment	42,528,230	60,591	170,520,405	(25,704,639)

Net Increase (Decrease) in Net Assets Resulting from Operations	48,749,566	(2,596,177)	179,861,803	(7,207,252)

Increase (Decrease) in Net Assets from Contract Transactions	(42,975,598)	(186,085,309)	(34,985,541)	(80,936,251)

Total Increase (Decrease) in Net Assets	5,773,968	(188,681,486)	144,876,262	(88,143,503)

Net Assets as of December 31, 2021:	$532,845,000	$969,500,196	$617,133,252	$959,791,122

Investment Income:
Reinvested Dividends	11,061,882	16,119,811	9,515,173	14,236,938
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,342,062	3,105,577	1,467,418	2,540,430

Net Investment Income (Loss)	9,719,820	13,014,234	8,047,755	11,696,508

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,611,080	31,996	21,491,857	6,795,289
Realized Gain (Loss) on Investments	3,769,709	-	4,929,692	(4,835,318)

Net Realized Capital Gains (Losses) on Investments	24,380,789	31,996	26,421,549	1,959,971
Net Change in Unrealized Appreciation (Depreciation)	(118,370,357)	-	(193,435,781)	(69,260,080)

Net Gain (Loss) on Investment	(93,989,568)	31,996	(167,014,232)	(67,300,109)

Net Increase (Decrease) in Net Assets Resulting from Operations	(84,269,748)	13,046,230	(158,966,477)	(55,603,601)

Increase (Decrease) in Net Assets from Contract Transactions	(35,473,803)	98,822,529	(40,667,419)	(98,564,824)

Total Increase (Decrease) in Net Assets	(119,743,551)	111,868,759	(199,633,896)	(154,168,425)

Net Assets as of December 31, 2022:	$413,101,449	$1,081,368,955	$417,499,356	$805,622,697

See Accompanying Notes.
(1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA DD

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Vanguard® Small Company Growth Subaccount	Vanguard® Total Bond Market Index Subaccount	Vanguard® Total International Stock Market Index Subaccount	Vanguard® Total Stock Market Index Subaccount

Net Assets as of December 31, 2020:	$953,095,790	$1,714,209,233	$228,801,583	$1,667,172,118

Investment Income:
Reinvested Dividends	3,855,460	33,653,016	4,698,743	21,943,509
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,764,417	4,291,228	669,536	4,876,770

Net Investment Income (Loss)	1,091,043	29,361,788	4,029,207	17,066,739

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	49,324,620	13,494,911	2,237,594	94,162,438
Realized Gain (Loss) on Investments	23,481,115	11,494,767	3,075,476	119,970,894

Net Realized Capital Gains (Losses) on Investments	72,805,735	24,989,678	5,313,070	214,133,332
Net Change in Unrealized Appreciation (Depreciation)	56,589,311	(88,634,996)	9,691,415	171,943,556

Net Gain (Loss) on Investment	129,395,046	(63,645,318)	15,004,485	386,076,888

Net Increase (Decrease) in Net Assets Resulting from Operations	130,486,089	(34,283,530)	19,033,692	403,143,627

Increase (Decrease) in Net Assets from Contract Transactions	(76,727,964)	(164,019,428)	7,412,123	(167,958,393)

Total Increase (Decrease) in Net Assets	53,758,125	(198,302,958)	26,445,815	235,185,233

Net Assets as of December 31, 2021:	$1,006,853,915	$1,515,906,275	$255,247,398	$1,902,357,351

Investment Income:
Reinvested Dividends	2,084,637	27,337,083	7,613,794	21,474,556
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,315,875	3,898,982	669,363	4,737,566

Net Investment Income (Loss)	(231,238)	23,438,101	6,944,431	16,736,990

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	223,539,491	9,700,255	7,970,271	115,030,708
Realized Gain (Loss) on Investments	(20,194,990)	(7,948,545)	(1,857,935)	62,189,968

Net Realized Capital Gains (Losses) on Investments	203,344,501	1,751,710	6,112,336	177,220,676
Net Change in Unrealized Appreciation (Depreciation)	(454,240,882)	(223,408,835)	(55,940,389)	(567,518,027)

Net Gain (Loss) on Investment	(250,896,381)	(221,657,125)	(49,828,053)	(390,297,351)

Net Increase (Decrease) in Net Assets Resulting from Operations	(251,127,619)	(198,219,024)	(42,883,622)	(373,560,361)

Increase (Decrease) in Net Assets from Contract Transactions	(64,460,241)	(115,339,257)	4,474,295	(70,754,183)

Total Increase (Decrease) in Net Assets	(315,587,860)	(313,558,281)	(38,409,327)	(444,314,544)

Net Assets as of December 31, 2022:	$691,266,055	$1,202,347,994	$216,838,071	$1,458,042,807

See Accompanying Notes.
(1) See Footnote 1	9

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2022

1. Organization

Separate Account VA DD (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Value Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA S&P 500 Index Initial Class	Transamerica S&P 500 Index VP Initial Class
Vanguard® Variable Insurance Fund:	Vanguard® Variable Insurance Fund:
Vanguard® Balanced	Vanguard® Balanced Portfolio
Vanguard® Capital Growth	Vanguard® Capital Growth Portfolio
Vanguard® Conservative Allocation	Vanguard® Conservative Allocation Portfolio
Vanguard® Diversified Value	Vanguard® Diversified Value Portfolio
Vanguard® Equity Income	Vanguard® Equity Income Portfolio
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® Global Bond Index	Vanguard® Global Bond Index Portfolio
Vanguard® Growth	Vanguard® Growth Portfolio
Vanguard® High Yield Bond	Vanguard® High Yield Bond Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Moderate Allocation	Vanguard® Moderate Allocation Portfolio
Vanguard® Money Market	Vanguard® Money Market Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Small Company Growth	Vanguard® Small Company Growth Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Vanguard® Total International Stock Market Index	Vanguard® Total International Stock Market Index Portfolio
Vanguard® Total Stock Market Index	Vanguard® Total Stock Market Index Portfolio

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA S&P 500 Index Initial Class	May 2, 2022

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

TA S&P 500 Index Initial Class	$37,159,704	$11,179,156

Vanguard® Balanced	268,298,411	219,201,477

Vanguard® Capital Growth	99,455,957	72,932,591

Vanguard® Conservative Allocation	44,821,961	58,088,126

Vanguard® Diversified Value	90,621,339	58,598,066

Vanguard® Equity Income	212,446,669	69,680,778

Vanguard® Equity Index	158,870,033	161,650,294

Vanguard® Global Bond Index	11,615,172	22,745,632

Vanguard® Growth	243,651,989	83,941,331

Vanguard® High Yield Bond	25,204,696	37,164,320

Vanguard® International	226,858,866	97,034,426

Vanguard® Mid-Cap Index	105,467,974	71,283,866

Vanguard® Moderate Allocation	39,984,799	45,127,857

Vanguard® Money Market	289,338,228	177,468,717

Vanguard® Real Estate Index	39,963,664	51,091,510

Vanguard® Short-Term Investment Grade	50,365,189	130,438,212

Vanguard® Small Company Growth	231,129,839	72,281,871

Vanguard® Total Bond Market Index	51,621,768	133,822,623

Vanguard® Total International Stock Market Index	40,532,752	21,143,589

Vanguard® Total Stock Market Index	190,560,406	129,546,869

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA S&P 500 Index Initial Class	3,811,580	(1,160,985)	2,650,595	-	-	-

Vanguard® Balanced	85,083	(1,509,113)	(1,424,030)	161,732	(1,727,680)	(1,565,948)

Vanguard® Capital Growth	135,948	(807,492)	(671,544)	272,816	(1,940,927)	(1,668,111)

Vanguard® Conservative Allocation	523,189	(1,598,760)	(1,075,571)	845,321	(1,570,959)	(725,638)

Vanguard® Diversified Value	653,869	(1,078,011)	(424,142)	1,315,546	(758,145)	557,401

Vanguard® Equity Income	622,084	(500,121)	121,963	281,362	(799,624)	(518,262)

Vanguard® Equity Index	257,892	(873,094)	(615,202)	157,265	(1,142,399)	(985,134)

Vanguard® Global Bond Index	275,646	(1,081,879)	(806,233)	582,504	(1,398,021)	(815,517)

Vanguard® Growth	150,400	(870,943)	(720,543)	234,253	(1,405,898)	(1,171,645)

Vanguard® High Yield Bond	278,521	(950,925)	(672,404)	320,620	(1,227,138)	(906,518)

Vanguard® International	121,906	(1,326,856)	(1,204,950)	70,966	(2,546,787)	(2,475,821)

Vanguard® Mid-Cap Index	56,827	(769,420)	(712,593)	73,606	(933,475)	(859,869)

Vanguard® Moderate Allocation	201,718	(1,034,977)	(833,259)	640,933	(1,593,962)	(953,029)

Vanguard® Money Market	138,411,963	(88,545,795)	49,866,168	76,774,334	(170,357,825)	(93,583,491)

Vanguard® Real Estate Index	106,933	(601,965)	(495,032)	317,284	(754,058)	(436,774)

Vanguard® Short-Term Investment Grade	1,466,287	(6,264,441)	(4,798,154)	1,972,065	(5,736,357)	(3,764,292)

Vanguard® Small Company Growth	50,821	(581,340)	(530,519)	191,595	(727,306)	(535,711)

Vanguard® Total Bond Market Index	379,790	(3,245,267)	(2,865,477)	744,095	(4,470,841)	(3,726,746)

Vanguard® Total International Stock Market Index	1,086,299	(944,648)	141,651	1,574,977	(1,284,562)	290,415

Vanguard® Total Stock Market Index	882,382	(2,023,666)	(1,141,284)	739,357	(3,285,590)	(2,546,233)

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA S&P 500 Index Initial Class	$36,840,647	$(11,172,046)	$25,668,601	$-	$-	$-

Vanguard® Balanced	12,010,235	(213,510,180)	(201,499,945)	23,612,324	(252,392,357)	(228,780,033)

Vanguard® Capital Growth	11,738,714	(70,828,961)	(59,090,247)	25,530,618	(181,825,255)	(156,294,637)

Vanguard® Conservative Allocation	18,851,923	(57,232,215)	(38,380,292)	32,570,931	(60,904,528)	(28,333,597)

Vanguard® Diversified Value	36,308,773	(57,620,122)	(21,311,349)	68,792,307	(40,730,708)	28,061,599

Vanguard® Equity Income	87,913,088	(68,360,773)	19,552,315	35,978,629	(102,822,055)	(66,843,426)

Vanguard® Equity Index	47,142,051	(157,005,731)	(109,863,680)	29,094,679	(206,367,455)	(177,272,776)

Vanguard® Global Bond Index	5,751,542	(22,381,734)	(16,630,192)	13,224,711	(31,604,820)	(18,380,109)

Vanguard® Growth	14,713,853	(82,441,704)	(67,727,851)	26,870,638	(158,254,026)	(131,383,388)

Vanguard® High Yield Bond	10,794,398	(36,516,706)	(25,722,308)	13,181,259	(50,047,415)	(36,866,156)

Vanguard® International	8,690,988	(94,422,824)	(85,731,836)	7,049,902	(248,812,731)	(241,762,829)

Vanguard® Mid-Cap Index	5,133,220	(69,033,680)	(63,900,460)	6,936,443	(89,358,850)	(82,422,407)

Vanguard® Moderate Allocation	8,577,046	(44,050,849)	(35,473,803)	29,739,162	(72,714,760)	(42,975,598)

Vanguard® Money Market	274,981,130	(176,158,601)	98,822,529	152,556,264	(338,641,573)	(186,085,309)

Vanguard® Real Estate Index	9,267,129	(49,934,548)	(40,667,419)	27,601,959	(62,587,500)	(34,985,541)

Vanguard® Short-Term Investment Grade	29,843,306	(128,408,130)	(98,564,824)	42,487,108	(123,423,359)	(80,936,251)

Vanguard® Small Company Growth	5,743,273	(70,203,514)	(64,460,241)	28,091,392	(104,819,356)	(76,727,964)

Vanguard® Total Bond Market Index	15,250,234	(130,589,491)	(115,339,257)	32,999,884	(197,019,312)	(164,019,428)

Vanguard® Total International Stock Market Index	25,276,528	(20,802,233)	4,474,295	40,759,728	(33,347,605)	7,412,123

Vanguard® Total Stock Market Index	55,163,111	(125,917,294)	(70,754,183)	49,612,180	(217,570,573)	(167,958,393)

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA S&P 500 Index Initial Class
12/31/2022(1)	2,650,595	$9.38	to	$9.38	$24,853,460	1.19%	0.300%	to	0.300%	-%	to	-%
Vanguard® Balanced
12/31/2022	14,763,326	137.41	to	137.41	2,028,697,070	1.96	0.300	to	0.300	(14.56)	to	(14.56)
12/31/2021	16,187,356	160.83	to	160.83	2,603,367,176	1.81	0.270	to	0.270	18.70	to	18.70
12/31/2020	17,753,304	135.50	to	135.50	2,405,498,125	2.74	0.270	to	0.270	10.38	to	10.38
12/31/2019	19,764,042	122.75	to	122.75	2,426,092,117	2.66	0.270	to	0.270	22.15	to	22.15
12/31/2018	20,126,599	100.49	to	100.49	2,022,511,181	2.37	0.270	to	0.270	(3.68)	to	(3.68)
Vanguard® Capital Growth
12/31/2022	9,287,609	84.08	to	84.08	780,906,894	0.89	0.300	to	0.300	(15.74)	to	(15.74)
12/31/2021	9,959,153	99.78	to	99.78	993,758,270	0.98	0.270	to	0.270	21.21	to	21.21
12/31/2020	11,627,264	82.32	to	82.32	957,156,953	1.46	0.270	to	0.270	17.16	to	17.16
12/31/2019	13,464,388	70.27	to	70.27	946,080,367	1.12	0.270	to	0.270	26.16	to	26.16
12/31/2018	14,511,876	55.70	to	55.70	808,262,444	0.85	0.270	to	0.270	(1.45)	to	(1.45)
Vanguard® Conservative Allocation
12/31/2022	9,998,582	33.64	to	33.64	336,374,170	2.58	0.300	to	0.300	(15.15)	to	(15.15)
12/31/2021	11,074,153	39.65	to	39.65	439,078,966	1.53	0.270	to	0.270	5.70	to	5.70
12/31/2020	11,799,791	37.51	to	37.51	442,608,272	2.25	0.270	to	0.270	11.43	to	11.43
12/31/2019	11,258,031	33.66	to	33.66	378,975,105	2.11	0.270	to	0.270	15.52	to	15.52
12/31/2018	10,066,614	29.14	to	29.14	293,342,965	1.97	0.270	to	0.270	(3.25)	to	(3.25)
Vanguard® Diversified Value
12/31/2022	9,682,035	51.84	to	51.84	501,891,522	1.16	0.300	to	0.300	(11.75)	to	(11.75)
12/31/2021	10,106,177	58.74	to	58.74	593,646,368	1.06	0.270	to	0.270	30.11	to	30.11
12/31/2020	9,548,776	45.15	to	45.15	431,086,461	2.73	0.270	to	0.270	11.48	to	11.48
12/31/2019	10,485,469	40.50	to	40.50	424,636,398	2.92	0.270	to	0.270	25.36	to	25.36
12/31/2018	11,603,866	32.31	to	32.31	374,866,295	2.55	0.270	to	0.270	(9.37)	to	(9.37)
Vanguard® Equity Income
12/31/2022	6,745,103	142.01	to	142.01	957,855,331	2.55	0.300	to	0.300	(0.96)	to	(0.96)
12/31/2021	6,623,140	143.38	to	143.38	949,630,973	1.95	0.270	to	0.270	24.99	to	24.99
12/31/2020	7,141,402	114.71	to	114.71	819,221,317	2.89	0.270	to	0.270	2.97	to	2.97
12/31/2019	8,212,281	111.41	to	111.41	914,895,831	2.49	0.270	to	0.270	24.09	to	24.09
12/31/2018	8,790,640	89.78	to	89.78	789,189,249	2.30	0.270	to	0.270	(6.23)	to	(6.23)
Vanguard® Equity Index
12/31/2022	10,546,053	167.03	to	167.03	1,761,523,106	1.35	0.300	to	0.300	(18.47)	to	(18.47)
12/31/2021	11,161,255	204.88	to	204.88	2,286,707,536	1.25	0.270	to	0.270	28.20	to	28.20
12/31/2020	12,146,389	159.81	to	159.81	1,941,092,367	1.72	0.270	to	0.270	17.88	to	17.88
12/31/2019	12,966,739	135.57	to	135.57	1,757,847,347	1.90	0.270	to	0.270	30.95	to	30.95
12/31/2018	13,788,064	103.53	to	103.53	1,427,432,156	1.67	0.270	to	0.270	(4.77)	to	(4.77)
Vanguard® Global Bond Index
12/31/2022	7,123,504	19.55	to	19.55	139,294,505	2.83	0.300	to	0.300	(13.39)	to	(13.39)
12/31/2021	7,929,737	22.58	to	22.58	179,025,439	1.82	0.270	to	0.270	(2.10)	to	(2.10)
12/31/2020	8,745,254	23.06	to	23.06	201,682,101	1.48	0.270	to	0.270	6.38	to	6.38
12/31/2019	8,861,812	21.68	to	21.68	192,109,579	1.40	0.270	to	0.270	8.12	to	8.12
12/31/2018	7,436,786	20.05	to	20.05	149,110,014	0.20	0.270	to	0.270	0.50	to	0.50
Vanguard® Growth
12/31/2022	6,750,682	81.37	to	81.37	549,322,933	-	0.300	to	0.300	(33.56)	to	(33.56)
12/31/2021	7,471,225	122.48	to	122.48	915,102,076	0.03	0.270	to	0.270	17.54	to	17.54
12/31/2020	8,642,870	104.20	to	104.20	900,610,983	0.32	0.270	to	0.270	42.71	to	42.71
12/31/2019	8,208,540	73.02	to	73.02	599,371,189	0.40	0.270	to	0.270	33.46	to	33.46
12/31/2018	8,514,837	54.71	to	54.71	465,873,990	0.30	0.270	to	0.270	(0.08)	to	(0.08)

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Vanguard® High Yield Bond
12/31/2022	7,070,691	$37.68	to	$37.68	$266,416,005	5.16%	0.300%	to	0.300%	(9.63	) %	to	(9.63	) %
12/31/2021	7,743,095	41.70	to	41.70	322,852,086	4.30	0.270	to	0.270	3.40		to	3.40
12/31/2020	8,649,613	40.32	to	40.32	348,793,843	5.55	0.270	to	0.270	5.39		to	5.39
12/31/2019	9,907,553	38.26	to	38.26	379,098,394	5.77	0.270	to	0.270	15.36		to	15.36
12/31/2018	9,736,896	33.17	to	33.17	322,953,311	4.82	0.270	to	0.270	(3.00)		to	(3.00)
Vanguard® International
12/31/2022	13,947,244	65.04	to	65.04	907,085,912	1.36	0.300	to	0.300	(30.33)		to	(30.33)
12/31/2021	15,152,194	93.35	to	93.35	1,414,444,717	0.28	0.270	to	0.270	(1.81)		to	(1.81)
12/31/2020	17,628,015	95.07	to	95.07	1,675,844,430	1.22	0.270	to	0.270	57.16		to	57.16
12/31/2019	19,850,804	60.49	to	60.49	1,200,817,376	1.46	0.270	to	0.270	30.86		to	30.86
12/31/2018	21,886,300	46.23	to	46.23	1,011,706,328	0.79	0.270	to	0.270	(12.86)		to	(12.86)
Vanguard® Mid-Cap Index
12/31/2022	9,074,825	84.87	to	84.87	770,137,496	1.14	0.300	to	0.300	(19.06)		to	(19.06)
12/31/2021	9,787,418	104.85	to	104.85	1,026,242,339	1.11	0.270	to	0.270	24.02		to	24.02
12/31/2020	10,647,287	84.54	to	84.54	900,172,889	1.52	0.270	to	0.270	17.75		to	17.75
12/31/2019	11,946,749	71.80	to	71.80	857,761,446	1.48	0.270	to	0.270	30.52		to	30.52
12/31/2018	12,656,454	55.01	to	55.01	696,230,235	1.19	0.270	to	0.270	(9.58)		to	(9.58)
Vanguard® Moderate Allocation
12/31/2022	10,264,312	40.25	to	40.25	413,101,449	2.46	0.300	to	0.300	(16.18)		to	(16.18)
12/31/2021	11,097,571	48.01	to	48.01	532,845,000	1.45	0.270	to	0.270	9.78		to	9.78
12/31/2020	12,050,600	43.74	to	43.74	527,071,032	2.37	0.270	to	0.270	13.46		to	13.46
12/31/2019	12,205,120	38.55	to	38.55	470,484,743	2.13	0.270	to	0.270	19.21		to	19.21
12/31/2018	11,066,338	32.34	to	32.34	357,847,843	1.89	0.270	to	0.270	(5.20)		to	(5.20)
Vanguard® Money Market
12/31/2022	538,311,600	2.01	to	2.01	1,081,368,955	1.55	0.300	to	0.300	1.21		to	1.21
12/31/2021	488,445,432	1.98	to	1.98	969,500,196	0.01	0.270	to	0.270	(0.25)		to	(0.25)
12/31/2020	582,028,923	1.99	to	1.99	1,158,181,682	0.48	0.270	to	0.270	0.25		to	0.25
12/31/2019	550,429,955	1.99	to	1.99	1,092,613,919	2.23	0.270	to	0.270	1.99		to	1.99
12/31/2018	560,809,310	1.95	to	1.95	1,091,548,024	1.98	0.270	to	0.270	1.69		to	1.69
Vanguard® Real Estate Index
12/31/2022	5,742,222	72.71	to	72.71	417,499,356	1.94	0.300	to	0.300	(26.52)		to	(26.52)
12/31/2021	6,237,254	98.94	to	98.94	617,133,252	1.99	0.270	to	0.270	39.83		to	39.83
12/31/2020	6,674,028	70.76	to	70.76	472,256,990	2.73	0.270	to	0.270	(5.11)		to	(5.11)
12/31/2019	7,442,439	74.57	to	74.57	554,987,241	2.67	0.270	to	0.270	28.46		to	28.46
12/31/2018	7,622,990	58.05	to	58.05	442,515,859	3.05	0.270	to	0.270	(5.62)		to	(5.62)
Vanguard® Short-Term Investment Grade
12/31/2022	40,036,422	20.12	to	20.12	805,622,697	1.67	0.300	to	0.300	(6.00)		to	(6.00)
12/31/2021	44,834,576	21.41	to	21.41	959,791,122	2.13	0.270	to	0.270	(0.72)		to	(0.72)
12/31/2020	48,598,868	21.56	to	21.56	1,047,934,625	2.54	0.270	to	0.270	5.21		to	5.21
12/31/2019	50,450,839	20.50	to	20.50	1,033,996,555	2.63	0.270	to	0.270	5.41		to	5.41
12/31/2018	49,637,535	19.44	to	19.44	965,121,163	1.78	0.270	to	0.270	0.76		to	0.76
Vanguard® Small Company Growth
12/31/2022	6,313,466	109.49	to	109.49	691,266,055	0.27	0.300	to	0.300	(25.57)		to	(25.57)
12/31/2021	6,843,985	147.12	to	147.12	1,006,853,915	0.38	0.270	to	0.270	13.91		to	13.91
12/31/2020	7,379,696	129.15	to	129.15	953,095,790	0.66	0.270	to	0.270	22.85		to	22.85
12/31/2019	8,411,121	105.13	to	105.13	884,242,633	0.51	0.270	to	0.270	27.76		to	27.76
12/31/2018	9,153,798	82.28	to	82.28	753,202,401	0.38	0.270	to	0.270	(7.52)		to	(7.52)
Vanguard® Total Bond Market Index
12/31/2022	31,512,611	38.15	to	38.15	1,202,347,994	2.09	0.300	to	0.300	(13.47)		to	(13.47)
12/31/2021	34,378,088	44.10	to	44.10	1,515,906,275	2.12	0.270	to	0.270	(1.98)		to	(1.98)
12/31/2020	38,104,834	44.99	to	44.99	1,714,209,233	2.38	0.270	to	0.270	7.29		to	7.29
12/31/2019	38,389,797	41.93	to	41.93	1,609,666,757	2.53	0.270	to	0.270	8.38		to	8.38
12/31/2018	37,892,249	38.69	to	38.69	1,465,942,720	2.32	0.270	to	0.270	(0.41)		to	(0.41)

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Vanguard® Total International Stock Market Index
12/31/2022	9,893,721	$21.92	to	$21.92	$216,838,071	3.40%	0.300%	to	0.300%	(16.26	) %	to	(16.26	) %
12/31/2021	9,752,070	26.17	to	26.17	255,247,398	1.89	0.270	to	0.270	8.24		to	8.24
12/31/2020	9,461,655	24.18	to	24.18	228,801,583	2.09	0.270	to	0.270	10.88		to	10.88
12/31/2019	9,546,518	21.81	to	21.81	208,202,269	1.90	0.270	to	0.270	21.23		to	21.23
12/31/2018	8,328,493	17.99	to	17.99	149,832,494	0.47	0.270	to	0.270	(14.86)		to	(14.86)
Vanguard® Total Stock Market Index
12/31/2022	24,817,962	58.75	to	58.75	1,458,042,807	1.35	0.300	to	0.300	(19.83)		to	(19.83)
12/31/2021	25,959,246	73.28	to	73.28	1,902,357,351	1.21	0.270	to	0.270	25.30		to	25.30
12/31/2020	28,505,479	58.49	to	58.49	1,667,172,118	1.60	0.270	to	0.270	20.23		to	20.23
12/31/2019	31,010,055	48.65	to	48.65	1,508,499,008	1.55	0.270	to	0.270	30.40		to	30.40
12/31/2018	31,957,023	37.31	to	37.31	1,192,166,251	1.51	0.270	to	0.270	(5.60)		to	(5.60)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.10% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $25, proportionately from the subaccounts’ unit values. An annual charge of 0.20% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.